Discontinued operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations
Discontinued operations
4	Discontinued operations

During the year the group made the decision to sell its Commercial business based in the US. The sale completed on 1 November 2018 to Barings LLC, a member of the MassMutual Financial Group, for total consideration of up to $19m. This included $6m of consideration contingent payable on the achievement of various net revenue milestones for the MPUS business for the financial years 2018 and 2019. Based on a probability adjusted, discounted cash flow model, the estimate of the contingent consideration receivable at 31 December 2018 was nil.

The statement of cash flows includes the following amounts relating to discontinued operations:

	2018	2018
	£’000	£’000

Cash consideration received		9,350
Other consideration received		-
Total consideration received		9,350

Cash disposed of		(91)

Net cash inflow on disposal of discontinued operation		9,259

Net assets disposed (other than cash):
Property, plant and equipment	3
Intangibles	15,662
Trade and other receivables	948
Inventory	629
Trade and other payables	(2,734)
Total net assets disposed of (other than cash)		(14,508)
Loss on disposal of discontinued operation before and after tax		(5,249)
Foreign exchange gain realised on disposal		3,842
Loss on disposal		(1,407)

The post-tax loss on disposal of discontinued operations was determined as follows:

Result of discontinued operations	2018	2017	2016
	£’000	£’000	£’000

Revenue	3,882	6,609	5,600
Expenses other than finance costs	(7,137)	(10,911)	(15,121)
Finance costs	-	(57)	-
Impairment	-	-	(11,413)
Loss from discontinued operations before tax	(3,255)	(4,359)	(20,934)

Taxation	-	-	6,933

Loss on disposal of discontinued operations	(1,407)	-	-
Loss for the year from discontinued operations after tax	(4,662)	(4,359)	(14,001)

Statement of cash flows	2018	2017	2016
The statement of cash flows includes the following	£’000	£’000	£’000
amounts relating to discontinued operations:

Operating activities	(5,368)	(1,654)	1,251
Investing activities	-	-	(11)
Financing activities	(7)	(34)	(35)
Net cash flow from discontinued operations	(5,375)	(1,688)	1,205